Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 100,715	$ 30,635	$ 3,770	$ 135,120
CANADA | Nii-Gyap Hereditary Chiefs of the Gitxsan Nation [Member]
Total			170	170
CANADA | McLeod Lake Indian Band [Member]
Total		730		730
CANADA | Nadleh Whut’en [Member]
Total			80	80
CANADA | Nak’azdli Whut’en [Member]
Total		1,270		1,270
CANADA | Province of British Columbia [Member]
Total	7,820		840	8,660
CANADA | Village of Fraser Lake [Member]
Total	670			670
Turkey [Member] | Government of Turkey [Member]
Total	91,645	28,060	960	120,665
Turkey [Member] | Town of Develi [Member]
Total		$ 575		575
UNITED STATES | Esmeralda County [Member]
Total			730	730
UNITED STATES | State of Nevada [Member]
Total			250	250
UNITED STATES | State of Idaho [Member]
Total			170	170
UNITED STATES | County Custer [Member]
Total	$ 580			580
UNITED STATES | Government of the United States [Member]
Total			$ 570	$ 570